INCOME TAXES (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenditures deductible for tax purpose in future years
Accrued legal and professional fees	$ 30	$ 28
Accrued bonus	165	261
Other	238	172
Tax losses	5,217	3,535
Depreciation and amortization	82	123
Total deferred tax assets	5,732	4,119
Valuation allowance	(5,217)	(3,535)	(1,912)	(1,002)
Deferred tax assets	515	584
Interest income taxable for tax purpose in future years	(343)	(534)
Deferred tax liability arising from withholding tax on undistributed profits	(3,589)	(3,189)
Total deferred tax liabilities	(3,932)	(3,723)
Deferred tax liabilities, net	$ (3,417)	$ (3,139)